INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 45,458	$ 39,940	$ 90,270	$ 78,805